Receivables	12 Months Ended
Dec. 31, 2011
Receivables

Note 8 — Receivables

Accounts and royalties receivable, net consisted of the following at December 31:

	2011	2010
Trade receivables	$904,891	$578,936
Due from Sorin, net	—	637,132
Other receivables	613,806	26,476
	1,518,697	1,242,544
Less allowance for doubtful accounts	(38,234)	(35,517)
	$1,480,463	$1,207,027

The Due from Sorin, net relates to supply chain activity that occurred during the transition period after the acquisition in April 2010. Other receivables consist primarily of the cost of raw materials needed to manufacture the Angel® products that are sourced by the Company and immediately resold, at cost, to the contract manufacturer.

The following table reflects the approximate change in allowance for doubtful accounts.

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions(1)	Balance at End of Period
Year Ended December 31, 2011
Allowance for doubtful accounts	$36,000	$36,000	$(34,000)	$38,000
Year Ended December 31, 2010
Allowance for doubtful accounts	$20,000	$24,000	$(8,000)	$36,000

(1)	Reflects receivables written-off as uncollectible.